Note 3 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	0	0	12,150
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance (in shares)	63,646	76,933
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	46,355	53,438